Other Financial Assets At Amortised Cost (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Amortised Cost

		Group
	2020	2019
	£m	£m
Asset backed securities	491	532
Debt securities	672	6,524
	1,163	7,056